Borrowings_The Details Of Repurchase Agreements And Others(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 16,334,365	₩ 13,015,506
Individuals, groups and corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 16,329,799	13,011,121
Individuals, groups and corporations | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	0.25%
Individuals, groups and corporations | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	3.00%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 4,566	₩ 4,385
Counter sale | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	0.10%
Counter sale | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	0.35%